Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Land and industrial buildings	$3,056	$3,306
Plant, machinery and equipment	7,857	8,357
Assets sold with buy-back commitment	2,775	2,750
Construction in progress	191	213
Other	799	868
Gross property, plant and equipment	14,678	15,494
Accumulated depreciation	(8,197)	(8,629)
Net property, plant and equipment	$6,481	$6,865

Summary of Property, Plant and Equipment Recorded under Finance Leases

A summary of property, plant and equipment recorded under capital leases ¹ as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Gross capital leases ²	$139	$148
Accumulated depreciation	(50)	(41)
Net capital leases	$89	$107

¹	Included in property, plant and equipment table above
²	Consists of industrial buildings, plant, machinery and equipment